Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	BANK OF CHILE
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	101,017,081,114
Amendment Flag	false
Entity Central Index Key	0001161125
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-15266
Entity Address, Address Line One	Paseo Ahumada 251
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1431
Auditor Name	EY Chile
Auditor Location	Santiago
Entity Address, Postal Zip Code	000
Entity Incorporation, State or Country Code	F3
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Paseo Ahumada 251
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Contact Personnel Name	Rolando Arias Sánchez
Contact Personnel Email Address	rarias@bancochile.cl
City Area Code	562
Local Phone Number	-2653-3535
Entity Address, Postal Zip Code	000